Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations
Aggregated financial results of the discontinued business
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2025	2024	2023
Revenues	$55,192	$65,778	$2,687,305
Cost of revenues	2,313	11,207	2,230,100
Gross profit	52,879	54,571	457,205
Operating expenses	60,689	1,013,008	2,283,967
Loss from operations	(7,810)	(958,437)	(1,826,762)
Other expenses, net	(53,616)	(118,214)	(57,849)
Loss before income taxes	(61,426)	(1,076,651)	(1,884,611)
Provision for income taxes	-	-	-
Loss from discontinued operations	$(61,426)	$(1,076,651)	$(1,884,611)

Assets and liabilities of the discontinued operations
	December 31,	December 31,
	2025	2024
Assets
Current assets
Cash and cash equivalents	$-	$20,566
Restricted cash	-	104
Accounts receivable, net	-	342,141
Inventory, net	-	453,971
Advances to suppliers, net	-	30,392
Prepaid taxes	-	36,312
Prepaid expenses and other receivables, net	-	3,700
Total current assets of discontinued operations	-	887,186

Non-current assets
Property, plant and equipment, net	-	994,281
Intangible assets, net	-	731
Total non-current assets of discontinued operations	-	995,012
Total assets of discontinued operations	$-	$1,882,198

Liabilities
Current liabilities
Accounts payable	$-	$1,530,190
Due to related parties	-	37,793
Customer deposits	-	887,699
Accrued liabilities and other payables	-	2,564,581
Total current liabilities of discontinued operations	-	5,020,263
Total liabilities of discontinued operations	$-	$5,020,263